Fair value measurement and financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement and financial risk management [Abstract]
Categories of financial instruments
Categories of financial instruments

	December 31,
	2020	2019 restated*
	US$’000	US$’000
Financial assets (all at amortized cost):
Cash and cash equivalents	118,798	67,229
Trade receivables	33,057	28,607
Total financial assets	151,855	95,836

Financial liabilities:
At amortized cost
Trade payables and accrued expenses	89,300	77,555
Lease liabilities	5,532	1,624
Other liabilities	25,358	19,457
Convertible notes	101,086	96,856
Long term loan	87,302	81,610
Contingent value rights	61,417	49,413
At fair value
Contingent consideration	86,906	53,048
Total financial liabilities	456,901	379,563
Net	(305,046)	(283,727)
* see note 27

Maturity profile of financial liabilities
The following table shows the maturity profile of financial liabilities of the Group:
	December 31, 2020
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses	89,300	89,300	89,300	—	—	—	—	89,300
Lease liabilities	5,532	8,820	525	525	1,096	2,676	3,998	8,820
Other liabilities	25,358	25,375	3,993	—	21,382	—	—	25,375
Long term loan	87,302	136,723	2,901	3,046	6,349	124,427	—	136,723
Convertible notes	101,086	153,125	3,125	3,125	6,250	140,625	—	153,125
Contingent consideration and contingent value rights**	148,323	127,991	—	62,283	—	65,708	—	127,991
	456,901	541,334	99,844	68,979	35,077	333,436	3,998	541,334
** Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.

	December 31, 2019
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses, as restated*	77,555	77,555	77,555	—	—	—	—	77,555
Lease liabilities	1,624	2,048	484	485	601	458	20	2,048
Other liabilities, as restated*	19,457	19,650	7,584	8,138	3,928	—	—	19,650
Long term loan	81,610	142,308	2,732	2,853	5,947	130,776	—	142,308
Convertible notes	96,856	159,497	3,247	3,125	6,250	18,750	128,125	159,497
Contingent consideration and contingent value rights**	102,461	127,557	—	—	50,000	49,559	27,998	127,557
	379,563	528,615	91,602	14,601	66,726	199,543	156,143	528,615
* see note 27
** Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.